Business Combinations (Details) - Schedule of acquisition	Dec. 31, 2022 USD ($)
Wellteq Acquisition [Member]
Business Combinations (Details) - Schedule of acquisition [Line Items]
Cash and cash equivalents	$ 422,331
Trade receivables	238,866
Other current assets	109,235
Equipment	94,833
Trade payables	(652,239)
Employee benefits	(49,537)
Other provisions	(180,356)
Deferred revenue	(150,016)
Net liabilities acquired	(166,883)
Goodwill	2,840,514
Acquisition-date fair value of the total consideration transferred	2,673,631
Representing:
Advanced Health Intelligence Ltd shares issued to vendor	1,673,631
Loan between AHI and Wellteq settled on business combination	1,000,000
Total	2,673,631
Vertica Health (Pty) Ltd [Member]
Business Combinations (Details) - Schedule of acquisition [Line Items]
Cash and cash equivalents	32
Trade receivables	2,616
Trade payables	(2,477)
Net assets acquired	171
Goodwill	981,176
Acquisition-date fair value of the total consideration transferred	981,347
Representing:
Cash paid to vendor	144,419
Advanced Health Intelligence Ltd fully paid ordinary shares issued to vendor	180,000
Deferred cash payable to vendor	656,928
Representing:
Total	$ 981,347